Schedule of Investments	Global Beta Low Beta ETF
February 28, 2022 (Unaudited)

COMMON STOCKS - 99.7%	Number of Shares	Value
Communication Services - 14.1%
AT&T, Inc.	2,791	$66,119
Discovery, Inc. - Class A *	232	6,507
Discovery, Inc. - Class C *	241	6,741
Electronic Arts, Inc.	22	2,862
Fox Corp. - Class A	161	6,735
Fox Corp. - Class B	172	6,581
Lumen Technologies, Inc.	736	7,625
Verizon Communications, Inc.	1,157	62,096
Paramount Global - Class B	404	12,366
		177,632
Consumer Discretionary - 1.1%
Dollar General Corp.	65	12,892
Domino's Pizza, Inc.	4	1,729
		14,621
Consumer Staples - 30.3%
Campbell Soup Co.	86	3,867
Church & Dwight Co., Inc.	23	2,251
Clorox Co.	18	2,624
Coca-Cola Co.	284	17,676
Colgate-Palmolive Co.	92	7,079
Conagra Brands, Inc.	151	5,280
General Mills, Inc.	121	8,159
Hershey Co.	20	4,045
Hormel Foods Corp.	95	4,526
J M Smucker Co.	25	3,369
Kellogg Co.	98	6,266
Kimberly-Clark Corp.	61	7,939
Kraft Heinz Co.	329	12,903
Kroger Co.	1,279	59,857
McCormick & Co., Inc.	29	2,760
Molson Coors Beverage Co. - Class B	95	4,957
Mondelez International, Inc. - Class A	195	12,769
PepsiCo, Inc.	198	32,421
Philip Morris International, Inc.	147	14,857
Procter & Gamble Co.	213	33,205
Tyson Foods, Inc. - Class A	242	22,424
Walgreens Boots Alliance, Inc.	1,173	54,064
Walmart, Inc.	430	58,119
		381,417
Energy - 0.1%
Coterra Energy, Inc.	37	863

Schedule of Investments	Global Beta Low Beta ETF
February 28, 2022 (Unaudited)

COMMON STOCKS - 99.7% (Continued)	Number of Shares	Value
Financials - 1.9%
Cboe Global Markets, Inc.	12	$1,408
Progressive Corp.	210	22,245
		23,653
Health Care - 31.7%
Abbott Laboratories	139	16,766
AbbVie, Inc.	189	27,929
Baxter International, Inc.	66	5,608
Becton Dickinson and Co.	36	9,766
Biogen, Inc. *	21	4,431
Bristol-Myers Squibb Co.	334	22,936
Centene Corp. *	650	53,703
Cerner Corp.	32	2,984
CVS Health Corp.	630	65,300
Danaher Corp.	40	10,976
DaVita, Inc. *	48	5,413
Eli Lilly and Co.	49	12,248
Gilead Sciences, Inc.	170	10,268
Humana, Inc.	77	33,443
Johnson & Johnson	234	38,509
Laboratory Corp of America Holdings *	25	6,782
Merck & Co, Inc.	283	21,672
Moderna, Inc. *	19	2,918
Pfizer, Inc.	545	25,582
Quest Diagnostics, Inc.	29	3,807
Thermo Fisher Scientific, Inc.	27	14,688
Vertex Pharmaceuticals, Inc. *	15	3,450
		399,179
Industrials - 7.6%
3M Co.	88	13,081
Huntington Ingalls Industries, Inc.	22	4,497
L3Harris Technologies, Inc.	37	9,336
Leidos Holdings, Inc.	67	6,823
Lockheed Martin Corp.	84	36,439
Northrop Grumman Corp.	43	19,012
Waste Management, Inc.	46	6,642
		95,830
Information Technology - 2.6%
International Business Machines Corp.	263	32,220
NortonLifeLock, Inc.	49	1,420
		33,640
Materials - 2.0%
Ball Corp.	63	5,654

Schedule of Investments	Global Beta Low Beta ETF
February 28, 2022 (Unaudited)

COMMON STOCKS - 99.7% (Continued)	Number of Shares	Value
Materials - 2.0% (Continued)
International Paper Co.	210	$9,141
Newmont Corp.	95	6,289
Packaging Corp of America	25	3,680
		24,764
Real Estate - 0.9%
Alexandria Real Estate Equities, Inc.	5	947
Crown Castle International Corp.	14	2,332
Digital Realty Trust, Inc.	12	1,619
Equinix, Inc.	3	2,129
Extra Space Storage, Inc.	3	565
Iron Mountain, Inc.	40	1,967
Public Storage	4	1,420
SBA Communications Corp.	3	910
		11,889
Utilities - 7.4%
Alliant Energy Corp.	26	1,518
Ameren Corp.	31	2,664
American Electric Power Co., Inc.	84	7,615
American Water Works Co., Inc.	9	1,360
Atmos Energy Corp.	15	1,647
CMS Energy Corp.	49	3,136
Consolidated Edison, Inc.	69	5,918
Dominion Energy, Inc.	78	6,203
DTE Energy Co.	50	6,080
Duke Energy Corp.	105	10,543
Edison International	97	6,152
Entergy Corp.	46	4,840
Evergy, Inc.	36	2,247
Eversource Energy	47	3,845
NiSource, Inc.	79	2,285
Pinnacle West Capital Corp.	24	1,700
PPL Corp.	95	2,486
Public Service Enterprise Group, Inc.	62	4,019
Southern Co.	149	9,651
WEC Energy Group, Inc.	37	3,363
Xcel Energy, Inc.	85	5,723
		92,995
TOTAL COMMON STOCKS (Cost $1,210,021)		1,256,483

Schedule of Investments	Global Beta Low Beta ETF
February 28, 2022 (Unaudited)

MONEY MARKET FUND - 0.1%	Number of Shares	Value
First American Government Obligations Fund - Class X, 0.03% (a)	730	$730
TOTAL MONEY MARKET FUND (Cost $730)		730
TOTAL INVESTMENTS - 99.8% (Cost $1,210,751)		1,257,213
OTHER ASSETS LESS LIABILITIES - 0.2%		2,788
TOTAL NET ASSETS - 100.0%		$1,260,001

* Non-income producing security.
^ U.S. Dollar-denominated foreign security.
(a) 7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Global Beta Advisors LLC.

Global Beta ETF Trust - Notes to Quarterly Schedules of Investments
February 28, 2022 (Unaudited)

Investment Valuation
The net asset value (“NAV”) of the Funds' shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

When calculating the NAV of each Fund's shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees” or the “Board”). The Funds may use fair value pricing in a variety  of  circumstances,  including  but  not  limited  to,  situations  when  the  value  of  a  security  has  been  materially  affected  by  events  occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Target Index. This may adversely affect each Fund’s ability to track its Target Index.

The Funds disclose the fair value of their investments in a hierarchy  that distinguishes  between:  (1)  market  participant  assumptions  developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 - Quoted prices in active markets for identical assets.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Global Beta Low Beta ETF investments as of February 28, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,256,483	$-	$-	$1,256,483
Money Market Fund	730	-	-	730

Total Investments in Securities	$1,257,213	$-	$-	$1,257,213

See the Schedule of Investments for further detail of investment classification.